PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 73.2%
Asset-Backed Securities 1.6%
Automobiles 0.0%
CarMax Auto Owner Trust, Series 2020-04, Class A3	0.500%	08/15/25	75	$75,133
Home Equity Loans 1.2%
Accredited Mortgage Loan Trust, Series 2004-04, Class A2D, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)	4.718(c)	01/25/35	668	649,408
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-11, Class AV2, 1 Month SOFR + 0.854% (Cap N/A, Floor 0.740%)	4.858(c)	12/25/33	141	137,014
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W03, Class M2, 1 Month SOFR + 2.814% (Cap N/A, Floor 2.700%)	3.981(c)	09/25/33	2,943	2,814,516
Asset-Backed Funding Certificate Trust,
Series 2003-AHL01, Class A1	4.184	03/25/33	100	97,837
Series 2003-OPT01, Class A3, 1 Month SOFR + 0.794% (Cap N/A, Floor 0.680%)	6.111(c)	04/25/33	523	501,281
Series 2004-HE01, Class M1, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)	6.331(c)	03/25/34	228	222,899

Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE06, Class A2, 1 Month SOFR + 0.794% (Cap N/A, Floor 0.680%)	6.111(c)	11/25/33	65	65,645
Bear Stearns Asset-Backed Securities Trust, Series 2003-03, Class M1, 1 Month SOFR + 1.344% (Cap 11.000%, Floor 1.230%)	6.661(c)	06/25/43	126	127,126
CDC Mortgage Capital Trust, Series 2003-HE03, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)	6.481(c)	11/25/33	266	263,481
Home Equity Asset Trust,
Series 2002-03, Class M1, 1 Month SOFR + 1.464% (Cap N/A, Floor 1.350%)	6.781(c)	02/25/33	208	199,324
Series 2003-02, Class M1, 1 Month SOFR + 1.434% (Cap N/A, Floor 1.320%)	6.751(c)	08/25/33	457	435,131
Series 2003-03, Class M1, 1 Month SOFR + 1.404% (Cap N/A, Floor 1.290%)	6.721(c)	08/25/33	300	291,543
Series 2003-08, Class M1, 1 Month SOFR + 1.194% (Cap N/A, Floor 1.080%)	6.511(c)	04/25/34	109	107,069

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)

MASTR Asset-Backed Securities Trust, Series 2004-OPT02, Class A2, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)	6.131%(c)	09/25/34	83	$72,811
Merrill Lynch Mortgage Investors Trust,
Series 2004-HE02, Class A1A, 1 Month SOFR + 0.914% (Cap N/A, Floor 0.800%)	6.231(c)	08/25/35	42	39,463
Series 2004-HE02, Class M1, 1 Month SOFR + 1.314% (Cap N/A, Floor 1.200%)	6.631(c)	08/25/35	81	78,870
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC05, Class M3, 1 Month SOFR + 3.564% (Cap N/A, Floor 3.450%)	8.881(c)	04/25/33	70	71,511
Series 2003-NC08, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)	6.481(c)	09/25/33	425	417,702
Series 2003-NC10, Class M1, 1 Month SOFR + 1.134% (Cap N/A, Floor 1.020%)	6.451(c)	10/25/33	52	51,216
Series 2004-HE07, Class M1, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)	6.331(c)	08/25/34	1,768	1,730,469

New Century Home Equity Loan Trust, Series 2004-01, Class M1, 1 Month SOFR + 0.999% (Cap 11.500%, Floor 0.885%)	6.316(c)	05/25/34	1,658	1,645,953
Renaissance Home Equity Loan Trust, Series 2003-01, Class A, 1 Month SOFR + 0.974% (Cap N/A, Floor 0.860%)	6.291(c)	06/25/33	181	156,593
Residential Asset Securities Trust, Series 2004-KS05, Class AI5	4.286	06/25/34	2,266	2,151,891
Saxon Asset Securities Trust, Series 2003-03, Class M2, 1 Month SOFR + 2.514% (Cap N/A, Floor 2.400%)	4.053(c)	12/25/33	14	12,659
				12,341,412
Residential Mortgage-Backed Securities 0.4%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-R05, Class M1, 1 Month SOFR + 0.984% (Cap N/A, Floor 0.870%)	6.301(c)	07/25/34	81	79,781
Amortizing Residential Collateral Trust, Series 2002-BC05, Class M2, 1 Month SOFR + 1.914% (Cap N/A, Floor 1.800%)	7.231(c)	07/25/32	57	57,013

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Chase Funding Trust,
Series 2002-02, Class 2A1, 1 Month SOFR + 0.614% (Cap N/A, Floor 0.500%)	5.931%(c)	05/25/32	122	$120,243
Series 2003-01, Class 2A2, 1 Month SOFR + 0.774% (Cap N/A, Floor 0.660%)	6.091(c)	11/25/32	79	77,572

Countrywide Asset-Backed Certificates, Series 2003-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)	6.481(c)	07/25/33	54	53,401
Countrywide Asset-Backed Certificates Trust, Series 2004-01, Class M1, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	6.181(c)	03/25/34	61	60,988
Equity One Mortgage Pass-Through Trust, Series 2003-01, Class M1	4.860(cc)	08/25/33	13	12,868
First Franklin Mortgage Loan Trust, Series 2004-FF05, Class A1, 1 Month SOFR + 0.834% (Cap N/A, Floor 0.720%)	6.151(c)	08/25/34	103	92,789
Long Beach Mortgage Loan Trust,
Series 2003-03, Class M1, 1 Month SOFR + 1.239% (Cap N/A, Floor 1.125%)	6.556(c)	07/25/33	333	326,251
Series 2003-04, Class M1, 1 Month SOFR + 1.134% (Cap N/A, Floor 1.020%)	6.451(c)	08/25/33	33	33,018
Series 2004-02, Class M1, 1 Month SOFR + 0.909% (Cap N/A, Floor 0.795%)	6.226(c)	06/25/34	1,125	1,112,787
Series 2004-03, Class M1, 1 Month SOFR + 0.969% (Cap N/A, Floor 0.855%)	6.286(c)	07/25/34	1,837	1,788,749
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC02, Class M2, 1 Month SOFR + 2.964% (Cap N/A, Floor 2.850%)	8.281(c)	02/25/34	92	89,144
Series 2004-WMC01, Class M2, 1 Month SOFR + 1.764% (Cap N/A, Floor 1.650%)	7.081(c)	10/25/34	329	310,197

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)

Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC05, Class M1, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)	6.331%(c)	05/25/34	294	$278,712
Structured Asset Investment Loan Trust, Series 2003-BC01, Class A2, 1 Month SOFR + 0.794% (Cap N/A, Floor 0.680%)	6.111(c)	01/25/33	49	47,810
				4,541,323

Total Asset-Backed Securities (cost $16,042,294)				16,957,868
Commercial Mortgage-Backed Securities 13.2%
Banc of America Commercial Mortgage Trust, Series 2015-UBS07, Class A3	3.441	09/15/48	9,503	9,184,532
Barclays Commercial Mortgage Securities Trust, Series 2018-TALL, Class A, 144A, 1 Month SOFR + 0.919% (Cap N/A, Floor 0.872%)	6.240(c)	03/15/37	7,479	7,105,052
Benchmark Mortgage Trust,
Series 2018-B03, Class A2	3.848	04/10/51	363	357,115
Series 2018-B05, Class A2	4.077	07/15/51	1,324	1,281,309

CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A, 144A, 1 Month SOFR + 1.367% (Cap N/A, Floor 1.070%)	6.688(c)	12/15/37	9,500	9,485,156
CD Mortgage Trust, Series 2016-CD2, Class A3	3.248	11/10/49	3,399	3,203,421
Citigroup Commercial Mortgage Trust, Series 2016-P04, Class A2	2.450	07/10/49	7,270	7,123,262
Commercial Mortgage Trust,
Series 2014-UBS04, Class A4	3.420	08/10/47	3,604	3,598,377
Series 2015-CR26, Class A3	3.359	10/10/48	8,339	8,101,786

CSAIL Commercial Mortgage Trust, Series 2015-C03, Class A3	3.447	08/15/48	6,812	6,664,310
GS Mortgage Securities Trust, Series 2014-GC22, Class A4	3.587	06/10/47	963	960,993
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class A3	3.098	11/15/47	3,504	3,486,612
Series 2020-COR07, Class A2	2.215	05/13/53	19,601	18,216,232

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFL, 144A, 1 Month SOFR + 1.189% (Cap N/A, Floor 1.200%)	6.513%(c)	07/05/33	10,847	$10,364,038
Series 2019-BKWD, Class A, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.000%)	6.935(c)	09/15/29	2,952	2,787,717
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class A3	3.479	05/15/48	6,570	6,417,989
Series 2015-C25, Class A4	3.372	10/15/48	1,500	1,458,140
Series 2015-C26, Class A4	3.252	10/15/48	3,000	2,926,822

Morgan Stanley Capital I Trust, Series 2015-UBS08, Class A3	3.540	12/15/48	5,341	5,166,387
One New York Plaza Trust, Series 2020-01NYP, Class A, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)	6.385(c)	01/15/36	10,840	10,487,700
Wells Fargo Commercial Mortgage Trust,
Series 2016-C33, Class A3	3.162	03/15/59	5,205	4,986,122
Series 2016-LC24, Class A3	2.684	10/15/49	11,624	10,978,050

Total Commercial Mortgage-Backed Securities (cost $136,926,318)				134,341,122
Corporate Bonds 58.4%
Aerospace & Defense 0.6%
BAE Systems PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	5.000	03/26/27	1,030	1,014,393
RTX Corp., Sr. Unsec’d. Notes	5.000	02/27/26	5,000	4,963,370
				5,977,763
Agriculture 1.1%
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A	3.500	04/22/25	6,750	6,627,698
Sr. Unsec’d. Notes, 144A	4.875	10/10/25	3,250	3,226,255

Philip Morris International, Inc., Sr. Unsec’d. Notes	4.750	02/12/27	1,000	985,316
				10,839,269

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers 5.5%
American Honda Finance Corp.,
Sr. Unsec’d. Notes	4.750%	01/12/26	4,000	$3,960,021
Sr. Unsec’d. Notes, MTN	0.750	08/09/24	7,500	7,402,372
BMW US Capital LLC (Germany),
Gtd. Notes, 144A	3.250	04/01/25	2,750	2,693,530
Gtd. Notes, 144A, SOFR Index + 0.840%	6.195(c)	04/01/25	6,450	6,479,454

Daimler Truck Finance North America LLC (Germany), Gtd. Notes, 144A	5.150	01/16/26	10,000	9,913,961
General Motors Financial Co., Inc., Sr. Unsec’d. Notes	5.400	05/08/27	1,125	1,116,987
Hyundai Capital America, Sr. Unsec’d. Notes, 144A, SOFR + 1.040%	6.395(c)	03/19/27	1,670	1,672,961
Mercedes-Benz Finance North America LLC (Germany), Gtd. Notes, 144A, SOFR + 0.670%	6.023(c)	01/09/26	4,333	4,338,841
PACCAR Financial Corp., Sr. Unsec’d. Notes, MTN	3.550	08/11/25	6,000	5,863,806
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN	3.650	08/18/25	5,000	4,889,886
Sr. Unsec’d. Notes, MTN	3.950	06/30/25	4,750	4,671,701

Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A	5.300	03/22/27	3,250	3,222,627
				56,226,147
Banks 10.3%
Australia & New Zealand Banking Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, SOFR + 0.560%	5.914(c)	03/18/26	1,350	1,350,428
Sr. Unsec’d. Notes, 144A, SOFR + 0.810%	6.164(c)	01/18/27	3,500	3,525,457

Bank of New York Mellon (The), Sr. Unsec’d. Notes, MTN, SOFR + 0.450%	5.803(c)	03/13/26	1,500	1,501,100
Bank of Nova Scotia (The) (Canada), Sr. Unsec’d. Notes, MTN, SOFR Index + 0.900%	6.253(c)	04/11/25	4,750	4,771,412
Banque Federative du Credit Mutuel SA (France), Sr. Preferred Notes, 144A, SOFR + 1.130%	6.484(c)	01/23/27	2,570	2,595,561
Citibank NA, Sr. Unsec’d. Notes, SOFR + 0.805%	6.160(c)	09/29/25	10,000	10,047,234
Cooperatieve Rabobank UA (Netherlands), Sr. Preferred Notes, SOFR Index + 0.710%	6.063(c)	01/09/26	5,000	5,021,256

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

DNB Bank ASA (Norway), Sr. Non-Preferred Notes, 144A	5.896%(ff)	10/09/26	10,000	$9,997,491
Federation des Caisses Desjardins du Quebec (Canada), Sr. Unsec’d. Notes, 144A	4.400	08/23/25	10,000	9,853,252
National Australia Bank Ltd. (Australia), Sr. Unsec’d. Notes	3.500	06/09/25	7,250	7,095,236
NatWest Markets PLC (United Kingdom), Sr. Unsec’d. Notes, 144A, SOFR + 1.450%	6.804(c)	03/22/25	15,000	15,115,500
Nordea Bank Abp (Finland), Sr. Preferred Notes, 144A	4.750	09/22/25	10,000	9,870,302
Toronto-Dominion Bank (The) (Canada), Sr. Unsec’d. Notes, MTN, SOFR + 0.350%	5.703(c)	09/10/24	20,000	20,007,450
Wells Fargo Bank NA, Sr. Unsec’d. Notes, SOFR + 0.710%	6.063(c)	01/15/26	4,000	4,012,809
				104,764,488
Beverages 1.5%
Coca-Cola Europacific Partners PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	0.800	05/03/24	3,000	2,999,602
Diageo Capital PLC (United Kingdom), Gtd. Notes	5.200	10/24/25	10,000	9,967,474
Keurig Dr. Pepper, Inc., Gtd. Notes, SOFR Index + 0.880%	6.236(c)	03/15/27	2,500	2,515,397
				15,482,473
Biotechnology 1.0%
Amgen, Inc., Sr. Unsec’d. Notes	5.250	03/02/25	10,500	10,462,272
Chemicals 2.5%
Linde, Inc., Gtd. Notes	4.700	12/05/25	9,500	9,422,447
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	5.950	11/07/25	7,000	7,030,777

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	4.250%	08/08/25	5,500	$5,406,593
Westlake Corp., Sr. Unsec’d. Notes	0.875	08/15/24	4,000	3,942,749
				25,802,566
Commercial Services 0.7%
Verisk Analytics, Inc., Sr. Unsec’d. Notes	4.000	06/15/25	7,326	7,175,999
Computers 2.0%
Apple, Inc., Sr. Unsec’d. Notes	3.250	02/23/26	11,000	10,628,378
International Business Machines Corp., Sr. Unsec’d. Notes	4.500	02/06/26	10,000	9,870,851
				20,499,229
Cosmetics/Personal Care 1.3%
Colgate-Palmolive Co., Sr. Unsec’d. Notes	3.100	08/15/25	7,000	6,814,133
Kenvue, Inc., Gtd. Notes	5.350	03/22/26	6,250	6,254,369
				13,068,502
Diversified Financial Services 1.0%
American Express Co., Sr. Unsec’d. Notes	3.950	08/01/25	10,000	9,798,061
Lseg US Fin Corp. (United Kingdom), Gtd. Notes, 144A	4.875	03/28/27	710	699,018
				10,497,079
Electric 4.5%
CenterPoint Energy, Inc., Sr. Unsec’d. Notes, SOFR Index + 0.650%	5.998(c)	05/13/24	6,750	6,750,769
DTE Energy Co., Sr. Unsec’d. Notes	4.220	11/01/24	8,250	8,180,175

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Duke Energy Corp., Sr. Unsec’d. Notes	5.000%	12/08/25	10,500	$10,412,190
Georgia Power Co., Sr. Unsec’d. Notes	5.004	02/23/27	1,750	1,733,926
NextEra Energy Capital Holdings, Inc., Gtd. Notes	6.051	03/01/25	2,750	2,755,246
Southern California Edison Co., First Mortgage, Series C	4.200	06/01/25	8,250	8,114,714
WEC Energy Group, Inc.,
Sr. Unsec’d. Notes	4.750	01/09/26	5,000	4,932,390
Sr. Unsec’d. Notes	5.000	09/27/25	3,500	3,468,736
				46,348,146
Electronics 0.8%
Tyco Electronics Group SA, Gtd. Notes	4.500	02/13/26	8,000	7,870,624
Foods 2.5%
Mondelez International Holdings Netherlands BV, Gtd. Notes, 144A	4.250	09/15/25	14,000	13,715,441
Nestle Holdings, Inc., Gtd. Notes, 144A	4.000	09/12/25	11,725	11,513,563
				25,229,004
Healthcare-Products 0.1%
Smith & Nephew PLC (United Kingdom), Sr. Unsec’d. Notes	5.150	03/20/27	667	659,603
Healthcare-Services 1.6%
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	0.550	05/15/24	12,000	11,977,947
Sr. Unsec’d. Notes	5.150	10/15/25	4,000	3,988,949
				15,966,896
Insurance 5.0%
Corebridge Global Funding, Sr. Sec’d. Notes, 144A	0.650	06/17/24	21,000	20,864,634

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)
Equitable Financial Life Global Funding, Sec’d. Notes, 144A	0.800%	08/12/24	3,000	$2,956,878
Metropolitan Life Global Funding I, Sec’d. Notes, 144A, MTN	4.050	08/25/25	11,000	10,782,308
New York Life Global Funding, Sec’d. Notes, 144A, MTN	3.600	08/05/25	10,500	10,251,884
Principal Life Global Funding II, Sr. Sec’d. Notes, 144A	5.000	01/16/27	857	848,357
Protective Life Global Funding, Sec’d. Notes, 144A, MTN, SOFR + 0.700% (Cap N/A, Floor 0.000%)	6.053(c)	04/10/26	5,000	5,009,624
				50,713,685
Internet 1.0%
Amazon.com, Inc., Sr. Unsec’d. Notes	4.600	12/01/25	10,000	9,917,088
Iron/Steel 0.8%
Nucor Corp., Sr. Unsec’d. Notes	3.950	05/23/25	8,000	7,861,815
Machinery-Diversified 2.0%
CNH Industrial Capital LLC, Gtd. Notes	3.950	05/23/25	11,000	10,780,016
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	4.800	01/09/26	10,250	10,181,690
				20,961,706
Media 0.7%
Comcast Corp., Gtd. Notes	5.250	11/07/25	7,000	6,989,102

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining 0.9%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	4.875%	02/27/26	8,750	$8,657,205
Newmont Corp./Newcrest Finance Pty Ltd., Gtd. Notes, 144A	5.300	03/15/26	1,000	993,663
				9,650,868
Pharmaceuticals 0.4%
Astrazeneca Finance LLC (United Kingdom), Gtd. Notes	4.800	02/26/27	2,500	2,468,726
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes, SOFR + 0.490%	5.838(c)	02/20/26	1,670	1,674,486
				4,143,212
Pipelines 2.6%
Enterprise Products Operating LLC, Gtd. Notes	5.050	01/10/26	9,500	9,448,253
TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes	1.000	10/12/24	8,000	7,827,027
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	5.400	03/02/26	9,000	8,964,985
				26,240,265
Real Estate Investment Trusts (REITs) 1.0%
Weyerhaeuser Co., Sr. Unsec’d. Notes	4.750	05/15/26	10,000	9,840,707
Retail 3.8%
Dollar General Corp., Sr. Unsec’d. Notes	4.250	09/20/24	6,750	6,702,284
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.000	09/15/25	10,000	9,820,279
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	4.400	09/08/25	10,000	9,857,108

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)
Starbucks Corp., Sr. Unsec’d. Notes	4.850%	02/08/27	3,125	$3,088,452
Walmart, Inc., Sr. Unsec’d. Notes	3.900	09/09/25	9,000	8,843,558
				38,311,681
Semiconductors 0.8%
Intel Corp., Sr. Unsec’d. Notes	2.600	05/19/26	9,000	8,519,953
Software 0.1%
Fiserv, Inc., Sr. Unsec’d. Notes	5.150	03/15/27	1,563	1,547,940
Telecommunications 0.9%
Cisco Systems, Inc., Sr. Unsec’d. Notes	2.950	02/28/26	8,000	7,682,152
NTT Finance Corp. (Japan), Sr. Unsec’d. Notes, 144A	4.142	07/26/24	2,000	1,990,815
				9,672,967
Transportation 0.9%
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	5.300	03/15/27	862	855,957
Union Pacific Corp., Sr. Unsec’d. Notes	4.750	02/21/26	8,500	8,430,748
				9,286,705
Trucking & Leasing 0.5%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	5.750	05/24/26	5,250	5,249,615

Total Corporate Bonds (cost $601,166,751)				595,777,369

Total Long-Term Investments (cost $754,135,363)				747,076,359

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2024
Description	Shares	Value
Short-Term Investments 25.8%
Affiliated Mutual Fund 12.6%
PGIM Core Government Money Market Fund (7-day effective yield 5.540%) (cost $127,981,564)(wb)	127,981,564	$127,981,564

	Interest Rate	Maturity Date	Principal Amount (000)#
Certificates of Deposit 3.1%
Bank of Montreal	5.840%	05/20/24	2,000	2,000,365
Canadian Imperial Bank of Commerce	6.000	10/18/24	10,000	10,015,302
Credit Agricole Corporate & Investment Bank, SOFR + 0.590%	5.910(c)	08/28/25	5,000	5,005,260
Credit Industriel et Commercial	5.370	12/05/24	5,000	4,994,595
State Street Bank & Trust Co., SOFR + 0.470%	5.790(c)	05/21/24	10,000	10,001,989

Total Certificates of Deposit (cost $32,000,000)				32,017,511
Commercial Paper 9.9%
Alimentation Couche-Tard Inc., 144A	5.549(n)	05/21/24	9,000	8,970,805
Bayer Corp., 144A	6.271(n)	08/13/24	7,000	6,883,666
BPCE SA, 144A, SOFR + 0.590%	5.910(c)	08/05/24	10,000	10,013,610
Consolidated Edison Company of New York, Inc., 144A	5.495(n)	05/01/24	7,958	7,956,801
Dominion Energy, Inc., 144A	5.583(n)	05/16/24	5,000	4,987,856
Glencore Funding LLC, 144A	5.758(n)	06/26/24	10,000	9,910,082
ING (U.S.) Funding LLC, 144A, SOFR + 0.550%	5.870(c)	05/07/24	15,000	15,001,310
JPMorgan Securities LLC, 144A, SOFR + 0.650%	5.970(c)	08/01/24	10,000	10,003,586
Microchip Technology, Inc., 144A	5.536(n)	05/31/24	10,000	9,951,683
NextEra Energy Capital Holdings, Inc., 144A	5.615(n)	05/30/24	3,000	2,986,075
Nextera Enterprises, Inc., 144A	5.566(n)	05/20/24	2,000	1,993,879
Nutrien Ltd., 144A	5.584(n)	06/04/24	2,000	1,989,160

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper (Continued)
PPG Industries, Inc.	5.540%(n)	05/13/24	5,000	$4,990,148

PPG Industries, Inc.	5.546(n)	05/17/24	5,000	4,987,076

Total Commercial Paper (cost $100,614,219)				100,625,737
Corporate Bond 0.2%
Diversified Financial Services
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes, MTN (cost $2,250,000)	6.050%	03/12/25	2,250	2,252,178

Total Short-Term Investments (cost $262,845,783)				262,876,990

TOTAL INVESTMENTS 99.0% (cost $1,016,981,146)				1,009,953,349
Other assets in excess of liabilities(z) 1.0%				10,421,993

Net Assets 100.0%				$1,020,375,342

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
CME	Chicago Mercantile Exchange
MASTR	Morgan Stanley Structured Asset Security
MTN	Medium Term Note
REITs	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
USOIS	United States Overnight Index Swap

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(n)	Rate shown reflects yield to maturity at purchased date.

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2024
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at April 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
375	3 Month CME SOFR	Jun. 2024	$88,739,063	$(21,780)
Interest rate swap agreements outstanding at April 30, 2024:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
90,000	05/11/24	2.603%(A)	1 Day SOFR(1)(A)/ 5.320%	$(14,235)	$2,579,336	$2,593,571
2,750	05/20/24	0.296%(A)	1 Day USOIS(1)(A)/ 5.330%	—	143,430	143,430
21,000	06/16/24	0.304%(A)	1 Day USOIS(1)(A)/ 5.330%	—	1,096,130	1,096,130
25,000	08/05/24	0.261%(A)	1 Day SOFR(1)(A)/ 5.320%	—	1,285,458	1,285,458
99,000	08/08/24	2.512%(A)	1 Day SOFR(1)(A)/ 5.320%	927,702	2,928,275	2,000,573
79,750	06/29/25	3.086%(A)	1 Day SOFR(1)(A)/ 5.320%	(646,552)	3,505,540	4,152,092
130,500	09/08/25	3.422%(A)	1 Day SOFR(1)(A)/ 5.320%	1,113,438	4,687,628	3,574,190
15,000	10/21/25	4.378%(A)	1 Day SOFR(1)(A)/ 5.320%	(11,542)	239,036	250,578
7,000	11/09/25	4.492%(A)	1 Day SOFR(1)(A)/ 5.320%	—	93,601	93,601
85,250	12/01/25	4.041%(A)	1 Day SOFR(1)(A)/ 5.320%	60,366	1,839,721	1,779,355
28,250	02/28/26	4.453%(A)	1 Day SOFR(1)(A)/ 5.320%	37,630	323,756	286,126
10,000	05/17/26	3.535%(A)	1 Day SOFR(1)(A)/ 5.320%	—	442,345	442,345

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2024
Interest rate swap agreements outstanding at April 30, 2024 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
11,300	01/04/27	3.834%(A)	1 Day SOFR(1)(A)/ 5.320%	$116,757	$330,053	$213,296
4,000	03/18/27	4.304%(A)	1 Day SOFR(1)(A)/ 5.320%	409	54,434	54,025
				$1,583,973	$19,548,743	$17,964,770

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).